SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 3,556		$ 2,208
Less - accumulated depreciation		(1,026)		(209)
Less- Impairment of property and equipment		(485)
Total property and equipment, net	$ 2,113	2,045	$ 2,045	1,999
Laboratory Equipment And Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		3,514		2,180
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		10		8
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		5		5
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 27		$ 15